Pensions and Post Retirement Benefits	12 Months Ended
Dec. 31, 2022
Pensions and Post Retirement Benefits
Pensions and Post Retirement Benefits

21.Pensions and Post Retirement Benefits

The funded status of the company’s defined benefit pension and post retirement plans at December 31 were as follows:

	Defined benefit		Defined benefit
	pension plans		post retirement plans
	2022	2021	2022	2021
Benefit obligation	(715.5)	(1,070.9)	(66.8)	(83.9)
Fair value of plan assets	784.7	1,014.7	—	—
Funded status of plans - surplus (deficit)	69.2	(56.2)	(66.8)	(83.9)
Impact of asset ceiling	(3.6)	—	—	—
Net accrued asset (liability)(1)	65.6	(56.2)	(66.8)	(83.9)

Weighted average assumptions used to determine benefit obligations:
Discount rate	4.9%	2.6%	5.2%	3.1%
Rate of compensation increase	2.5%	2.2%	3.8%	3.7%
Health care cost trend	—	—	3.4%	3.6%
(1)

The defined benefit pension plan net accrued asset at December 31, 2022 of $65.6 (December 31, 2021 - net accrued liability of $56.2) was comprised of pension surpluses of $144.5, partially offset by pension deficits of $78.9 (December 31, 2021 - pension deficits of $170.0, partially offset by pension surpluses of $113.8). See notes 13 and 14.

Pension and post retirement benefit expenses recognized in the consolidated statement of earnings for the years ended December 31 were as follows:

	2022	2021
Defined benefit pension plan expense	20.3	25.8
Defined contribution pension plan expense	62.2	57.8
Defined benefit post retirement plan expense	5.0	2.0
	87.5	85.6

Pre-tax actuarial net gains (losses) recognized in the consolidated statement of comprehensive income for the years ended December 31 were comprised as follows:

	2022	2021
Defined benefit pension plans
Actuarial net gains (losses) on plan assets and change in asset ceiling	(157.3)	78.6
Actuarial net gains on benefit obligations	295.0	33.8
	137.7	112.4
Defined benefit post retirement plans - actuarial net gains on benefit obligations	16.2	3.2
	153.9	115.6